Segment information (Primary segments)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segment information (Primary segments)	Segment information (Primary segments)
Grupo Santander has aligned the information in this note with the underlying information used internally for management reporting and with that presented in Grupo Santander's other public documents.
Grupo Santander's executive committee has been selected to be its chief operating decision maker. Grupo Santander's operating segments reflect its organizational and managerial structures. Grupo Santander's executive committee reviews internal reporting based on these segments to assess performance and allocate resources.
The segments are split by global business and country in which profits are earned. Santander prepares the information by aggregating the figures for Grupo Santander’s global businesses and countries, relating it to both the accounting data of the business units integrated in each segment and that provided by management information systems. The same general principles as those used in Grupo Santander are applied.
On 10 February 2026, the Group announced a series of changes to its reporting structure, effective from Q1 2026:
•Reporting of the Cards business within Retail & Commercial Banking: the income statement and balance sheet items relating to the Cards business are reclassified to Retail (previously recorded in Payments).
•Other changes within the primary segments:
◦The Digital Consumer Bank (Consumer) business is renamed Openbank.
◦Wealth Management & Insurance is reorganized into two business lines: Private Banking, which comprises the corporate private banking unit and International Private Banking in the US, Switzerland and the UAE; and Insurance & Asset Management Solutions, which brings together the insurance business and liquid and illiquid asset management activities, and include the investment platforms and holdings that complement the traditional Wealth business.
These changes do not have any impact on the reported figures at the Group or primary segment levels.
The Group's primary level of segmentation, comprises six reportable segments: five global businesses plus the Corporate Centre. The global businesses are:
•Retail & Commercial Banking (Retail): area that integrates the retail banking and commercial banking businesses (individuals, SMEs and corporates), except private banking clients and business originated in the consumer finance businesses.
•Openbank, previously known as Digital Consumer Bank: comprises business originated by consumer finance companies, including the digital bank (formerly Openbank), Open Digital Services (ODS) and the retail business in the US.
•Corporate & Investment Banking (CIB): business which includes Global Transaction Banking, Global Banking (Global Debt Financing and Corporate Finance) and Global Markets business lines. Offers products and services on a global scale to corporate and institutional customers, and collaborates with other global businesses to better serve the broad customer base.
•Wealth Management & Insurance (Wealth): comprises two business lines: i) Private Banking, which includes the corporate private banking unit and International Private Banking in the US, Switzerland and the UAE; and ii) Insurance & Asset Management Solutions, which will bring together the insurance business and liquid and illiquid asset management activities and includes the investment platforms and holdings that complement the traditional Wealth business.
•Payment Solutions (Payments): brings together the Group’s digital payment solutions and provides global technological solutions to Group entities and new customers in the open market. It will comprise Getnet, Getnet Platforms and Ebury.
•Corporate Centre: includes the centralized activities relating to equity stakes in financial companies, financial management of the structural exchange rate position, assumed within the sphere of the Group’s asset and liability committee, as well as management of liquidity and of shareholders’ equity via issuances.
As the Group’s holding entity, this area manages all capital and reserves and allocations of capital and liquidity with the other businesses. It also incorporates goodwill impairments but not the costs related to the Group’s central services (charged to the areas), except for corporate and institutional expenses related to the Group’s functioning.
In accordance with the information used by the Group's executive committee for decision making, following is a distribution of the gross margin by business segment of the consolidated income statements for the six-month periods ended 30 June 2026 and 2025.
This financial information ('underlying basis') is computed by adjusting reported results for the effects of certain gains and losses (e.g.: capital gains, write-downs, etc.). These gains and losses are items that management and investors ordinarily identify and consider separately to understand better the underlying trends in the business.
Following is the reconciliation between the adjusted profit and the statutory profit corresponding to the six-month periods ended 30 June 2026 and 2025:

	EUR million
	Total Income		Profit before tax		Profit
Segment	30-06-2026	30-06-2025	30-06-2026	30-06-2025	30-06-2026	30-06-2025
Retail & Commercial Banking	17,135	16,202	5,861	5,283	4,124	3,653
Openbank	6,535	6,425	1,405	1,456	827	1,042
Corporate & Investment Banking	4,779	4,119	2,379	2,188	1,742	1,472
Wealth Management & Insurance	2,093	1,930	1,356	1,196	1,083	906
Payments	771	641	92	22	78	16
Corporate Centre	(466)	(353)	(746)	(807)	(525)	(713)
Underlying Profit	30,847	28,965	10,347	9,337	7,328	6,376
Adjustments	(25)	13	(386)	(233)	1,645	457
Statutory Profit	30,822	28,978	9,961	9,104	8,973	6,833
Explanation of the adjustments to the statutory profit at 30 June 2026:
•In the statutory income statement, the capital gain resulting from the completion of the Poland disposal in the first quarter of 2026 was recorded in the 'profit/(loss) after tax from discontinued operations' line item. However, in the underlying income statement, said capital gain is excluded from the underlying profit.
•In the statutory income statement, restructuring costs associated with the TSB acquisition in the second quarter of 2026 were recorded in the 'Provisions or reversal of provisions' line item, aggregated in 'Other results and provisions'. The recorded amount, net of taxes, is EUR 250 million. However, in the underlying income statement, these costs have been excluded from underlying profit.
•In the second quarter of 2026, a provision totalling EUR 39 million, net of tax and non-controlling interests, was recorded for or potential complaints related to motor finance dealer commissions in the UK associated with joint ventures. In the underlying income statement, this provision has been reclassified from a line item that is aggregated within ‘other operating income’, from 'tax on profit' and from 'non-controlling interests' to 'other gains (losses) and provisions', thereby recording the full amount in aggregate in a single line item.
Explanation of the adjustments to the statutory profit at 30 June 2025:
•In accordance with IFRS 5 requirements, in the statutory profit, results subject to the Poland disposal have been reported under the line 'Profit or loss after tax from discontinued operations' (see Note 2). However, in the underlying profit, the results from Poland have been reclassified so that they are reported line by line and disaggregated in each of the corresponding line items.
•A capital gain of EUR 231 million at 30 June 2025, from the sale of Santander's remaining 30.5% stake in CACEIS.
•Charges of EUR 467 million at 30 June 2025 (EUR 231 million net of taxes and minority interests) after updating the macroeconomic parameters in Brazil's credit provisioning models.